TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Kibbutz Sdot-Yam) (Details) $ in Thousands				1 Months Ended	12 Months Ended
	Sep. 05, 2016 shares	Aug. 06, 2013 ILS (₪)	Aug. 06, 2013 USD ($)	Jan. 17, 2011 USD ($)	Dec. 31, 2021 ILS (₪) m² shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2012 ILS (₪)	Dec. 31, 2012 USD ($)	Dec. 31, 2021 USD ($) m²	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2011 m²
Related Party Transaction [Line Items]
Consideration for annual fee payment for the year 2013												$ 36,210
Financing liability of land from related party						$ 7,138
Amount of loan														$ 9,543
Land Use Agreement with Kibbutz [Member]
Related Party Transaction [Line Items]
Agreement amount					₪ 18,600,000	$ 5,980		₪ 950,000	$ 250
Agreement amounts expected in subsequent year													₪ 1,100,000	342
Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Percentage of ownership					30.30%	30.30%
Interest rate										1.41%	1.41%
Proceeds from sale-leaseback transaction										₪ 43,700,000	$ 10,900
Lease term										10 years	10 years
Annual rent					₪ 8,100,000	$ 2,600				₪ 4,100,000	$ 1,200
Deferred tax asset												102		247
Deferred tax liability												$ 680		$ 725
Kibbutz Sdot-Yam [Member] | Land Purchase Agreement and Leaseback [Member]
Related Party Transaction [Line Items]
Agreement amount						$ 2,360	$ 1,244		1,189
Kibbutz Sdot-Yam [Member] | Manpower Agreement [Member]
Related Party Transaction [Line Items]
Additional contract term					3 years	3 years
Expenses with related party						$ 1,803	2,106		2,408
Kibbutz Sdot-Yam [Member] | Kibbutz Services [Member]
Related Party Transaction [Line Items]
Expenses with related party						$ 1,468	1,315		1,451
Notice period to cancel agreement upon a material breach					30 days	30 days
Notice period to cancel agreement upon liquidation of the other party					45 days	45 days
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member]
Related Party Transaction [Line Items]
Contract term					20 years	20 years
Area of property | m²					100,000							100,000			30,744
Unbuilt area of property | m²															60,870
Fee for land use agreement		₪ 70,000	$ 22
Payments for land use right						$ 5,305	$ 4,690		$ 4,459
Consideration for annual fee payment for the year 2013					₪ 12,900							$ 4,000
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Additional Leased Area [Member]
Related Party Transaction [Line Items]
Agreement amount					₪ 62,000	$ 19
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Warehouse Site [Member]
Related Party Transaction [Line Items]
Interest rate					1.40%	1.40%
Kibbutz Sdot-Yam [Member] | Construction of Access Road [Member]
Related Party Transaction [Line Items]
Agreement amount					₪ 3,300,000	$ 1,100
Kibbutz Sdot-Yam [Member] | Paving Commitment [Member]
Related Party Transaction [Line Items]
Agreement amount					₪ 200,000	$ 64
Tene [Member]
Related Party Transaction [Line Items]
Number of ordinary shares held for sale under term sheet agreement with related party | shares	1,000,000
Number of shares which entity has shared voting power | shares					14,029,494	14,029,494
Mifalei Sdot-Yam [Member]
Related Party Transaction [Line Items]
Purchase period for ordinary shares held for sale under term sheet agreement	5 years
Maximum number of ordinary shares allowed for purchase | shares	2,000,000
Caesarstone Canada Inc [Member]
Related Party Transaction [Line Items]
Interest rate				0.25%
Shareholders loan [Member]
Related Party Transaction [Line Items]
Amount of loan				$ 3,969
Loan payment terrm				5
Interest on loan				Libor plus 4.5%
Percentage of assumption of shareholders loan					55.00%							55.00%
Shareholders loan												$ 1,966